RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 9: RELATED PARTY TRANSACTIONS

Employee Backpay, Loans Receivable and Loans Payable

As of September 30, 2021 and December 31, 2020, due to related parties includes advances from the former officer, Mark Lynn, who also serves as a director, totaling $104,568 and $194,568 respectively, and accrued salary and expense reimbursements of $126,706 and $246,885 respectively, to current officers. Upon closing of the IPO, 25,080 shares of common stock were issued to directors as conversion of balances owed.

The current CEO, Hil Davis, previously advanced funds to the Company for working capital. These prior advances were converted to a note payable totaling $115,000. Upon closing of the IPO, 127,278 shares of common stock were issued to the CEO as conversion of the outstanding note payable and related accrued interest, accrued compensation and other consideration. As of a result of the transaction, the Company recorded an additional $233,184 in stock compensation expense, which is included in general and administrative expenses in the condensed consolidated statements of operations.

As of September 30, 2021, H&J had an outstanding note payable of $299,489 owned by the H&J Seller. The note matures on July 10, 2022 and bears interest at 12% per annum.

As of September 30, 2021, Stateside had $97,471 in outstanding amounts advances to a company partially owned by the Stateside Seller. The advances are unsecured, non-interest bearing and due on demand. The amount is included in prepaid expenses and other current assets in the consolidated balance sheets.

NOTE 9: RELATED PARTY TRANSACTIONS

Employee Backpay, Loans Receivable and Loans Payable

Two former officers, Corey Epstein and Mark Lynn (“Former Officers”), and one current officer, Hil Davis, of the Company deferred their salary during portions of 2014-2016 and 2019, respectively. The Company commenced repaying the Former Officers obligations during 2017; however, no additional payments were made during 2018. In 2019, the balance due to one the Former Officers, was relieved in full through offset. The second Former Officers, who is a director, received repayment on all balances that existed as of 2018 and advanced additional funds to the Company. These advances are non-interest bearing and due on demand. The current officer, Hil Davis, converted prior advances to a loan payable (see below). As of December 31, 2020 and 2019, the due to related parties account on the accompanying balance sheet include advances from the former officer, Mark Lynn, who also serves as a director, totaling $194,568, and accrued salary and expense reimbursements of $246,885 and $68,859 to current officers.

An officer, Hil Davis, of the Company previously advanced funds to the Company for working capital, as described above. These prior advances were converted to a note payable totaling $115,000 as of December 31, 2020 and 2019. The loan bears an interest rate of 5% per annum.

Payment Processor:

The Company’s backend payment processor’s majority shareholder, Trevor Pettennude, is a director of the Company. Total expenses for the years ended December 31, 2020 and 2019 were approximately $25,000 and $140,000, respectively, and included in sales and marketing in the accompanying statements of operations.